Recoverable Taxes - Schedule of Recoverable Taxes (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Recoverable Taxes [abstract]
Withholding income tax on finance income	[1]	R$ 33,344	R$ 52,836
Contributions over revenue	[2]	13,576	3,053
Other taxes		3,506	1,029
Recoverable Taxes		R$ 50,426	R$ 56,918

[1]	This refers to income taxes withheld on financial income which will be offset against future income tax payable.
[2]	Refers to credits taken on contributions on gross revenue for social integration program (PIS) and social security (COFINS) to be offset in the following period against tax payables.